Vanguard® Communication Services Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Diversified Telecommunication Services (11.0%)
	AT&T Inc.	7,937,574	220,665
	Verizon Communications Inc.	4,898,458	215,336
*	Frontier Communications Parent Inc.	821,093	29,748
*	Lumen Technologies Inc.	3,739,722	14,660
*,1	AST SpaceMobile Inc.	556,726	12,844
	Iridium Communications Inc.	380,495	9,665
	Cogent Communications Holdings Inc.	180,662	8,258
*	Liberty Global Ltd. Class A	636,886	6,133
*	Liberty Global Ltd. Class C	561,688	5,549
	IDT Corp. Class B	82,731	5,095
*	Globalstar Inc.	196,819	3,633
*	Liberty Latin America Ltd. Class C	529,707	2,649
	Shenandoah Telecommunications Co.	181,275	2,280
*	Bandwidth Inc. Class A	103,651	1,453
*	Anterix Inc.	39,738	1,057
	ATN International Inc.	39,097	556
*	Liberty Latin America Ltd. Class A	110,372	542
			540,123
Entertainment (20.5%)
*	Netflix Inc.	184,985	223,319
	Walt Disney Co.	1,962,502	221,841
*	Roblox Corp. Class A	968,411	84,232
*	Take-Two Interactive Software Inc.	325,668	73,692
	Electronic Arts Inc.	481,587	69,243
*	Warner Bros Discovery Inc.	5,844,161	58,266
*	Liberty Media Corp.-Liberty Formula One Class C	583,717	56,346
*	Live Nation Entertainment Inc.	407,435	55,896
	TKO Group Holdings Inc.	269,535	42,535
*	Roku Inc.	476,137	34,501
	Cinemark Holdings Inc.	412,650	13,935
	Warner Music Group Corp. Class A	497,916	13,105
*	Liberty Media Corp.-Liberty Live Class C	174,840	12,755
*	Madison Square Garden Sports Corp.	60,406	11,471
*	Atlanta Braves Holdings Inc. Class C	165,979	6,740
*	AMC Entertainment Holdings Inc. Class A	1,675,257	5,964
*	Madison Square Garden Entertainment Corp.	151,352	5,617
*	Lionsgate Studios Corp.	764,978	5,531
*	Liberty Media Corp.-Liberty Live Class A	73,142	5,256
*	IMAX Corp.	175,172	4,879
*	Sphere Entertainment Co.	101,301	3,819
	Marcus Corp.	90,967	1,681
*	Atlanta Braves Holdings Inc. Class A	27,681	1,203
*	Eventbrite Inc. Class A	291,713	689
*	Playstudios Inc.	351,690	471
*	Vivid Seats Inc. Class A	257,880	402
			1,013,389
Interactive Media & Services (50.6%)
	Meta Platforms Inc. Class A	1,730,549	1,120,513
	Alphabet Inc. Class A	3,772,638	647,913
	Alphabet Inc. Class C	2,927,027	505,937
*	Pinterest Inc. Class A	1,430,305	44,497
*	Snap Inc. Class A	4,080,127	33,661
	Match Group Inc.	925,054	27,696
*	Reddit Inc. Class A	243,701	27,380
*	Cargurus Inc.	324,121	10,158
*	IAC Inc.	274,622	9,875
*	ZoomInfo Technologies Inc.	998,992	9,540
*	Yelp Inc.	240,237	9,170
*,1	Trump Media & Technology Group Corp.	336,603	7,180

		Shares	Market Value ($000)
*	TripAdvisor Inc.	441,810	6,291
*	Ziff Davis Inc.	166,056	5,387
*	fuboTV Inc.	1,327,481	4,859
*	QuinStreet Inc.	208,571	3,185
*	Grindr Inc.	122,011	2,980
*	Rumble Inc.	292,284	2,633
*	Angi Inc.	163,724	2,562
*	Vimeo Inc.	574,202	2,504
*	EverQuote Inc. Class A	106,402	2,453
*	Cars.com Inc.	235,864	2,418
*,1	Taboola.com Ltd.	629,054	2,327
	Shutterstock Inc.	94,996	1,753
*	Bumble Inc. Class A	307,736	1,729
*	ZipRecruiter Inc. Class A	283,328	1,691
*	Nextdoor Holdings Inc.	827,065	1,265
*	Mediaalpha Inc. Class A	119,550	1,219
			2,498,776
Media (14.2%)
	Comcast Corp. Class A	4,626,654	159,943
*	Charter Communications Inc. Class A	176,152	69,804
*	Trade Desk Inc. Class A	856,133	64,398
	Omnicom Group Inc.	593,135	43,560
	News Corp. Class A	1,474,746	41,647
*	Liberty Broadband Corp. Class C	437,824	41,068
	Fox Corp. Class A	642,139	35,279
	Interpublic Group of Cos. Inc.	1,445,055	34,623
	New York Times Co. Class A	601,361	34,350
[1]	Paramount Global Class B	2,307,887	27,925
	Fox Corp. Class B	548,202	27,564
	Nexstar Media Group Inc.	112,697	19,206
	Sirius XM Holdings Inc.	789,486	17,116
	News Corp. Class B	400,536	13,106
	TEGNA Inc.	624,917	10,449
*	EchoStar Corp. Class A	540,591	9,585
*	Magnite Inc.	545,752	8,928
*	Liberty Broadband Corp. Class A	77,982	7,244
	John Wiley & Sons Inc. Class A	165,828	6,487
	Cable One Inc.	18,598	2,721
*	Integral Ad Science Holding Corp.	318,764	2,595
*	Ibotta Inc. Class A	51,284	2,564
*	Thryv Holdings Inc.	160,168	2,130
*	Altice USA Inc. Class A	921,860	2,129
	Sinclair Inc.	132,786	1,863
*	Gannett Co. Inc.	515,688	1,826
*	PubMatic Inc. Class A	148,954	1,743
*	Stagwell Inc.	362,735	1,618
	Scholastic Corp.	85,468	1,476
	National CineMedia Inc.	259,042	1,412
	Gray Media Inc.	340,286	1,351
*	Boston Omaha Corp. Class A	90,047	1,324
*	Clear Channel Outdoor Holdings Inc.	963,883	1,031
*	TechTarget Inc.	110,372	893
*	AMC Networks Inc. Class A	129,943	859
*	WideOpenWest Inc.	163,918	690
*	EW Scripps Co. Class A	235,180	522
*	iHeartMedia Inc. Class A	392,953	515
*	Advantage Solutions Inc.	379,985	452
*	Cardlytics Inc.	184,654	334
			702,330
Other (0.0%)[2]
*,3	GCI Liberty Inc.	188,049	—
Software (0.1%)
*	DoubleVerify Holdings Inc.	412,701	5,671
Wireless Telecommunication Services (3.4%)
	T-Mobile US Inc.	595,671	144,271
	Telephone & Data Systems Inc.	390,627	13,422
*	United States Cellular Corp.	60,687	3,761

		Shares	Market Value ($000)
*	Gogo Inc.	255,326	2,709
	Spok Holdings Inc.	79,420	1,287
			165,450
Total Common Stocks (Cost $4,397,722)			4,925,739
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[4,5]	Vanguard Market Liquidity Fund, 4.342% (Cost $38,760)	387,661	38,762
Total Investments (100.6%) (Cost $4,436,482)			4,964,501
Other Assets and Liabilities—Net (-0.6%)			(27,678)
Net Assets (100.0%)			4,936,823
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $27,038.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $28,850 was received for securities on loan, of which $28,453 is held in Vanguard Market Liquidity Fund and $397 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AST SpaceMobile Inc.	1/30/26	GSI	1,705	(4.333)	—	(209)
Fox Corp.	8/29/25	BANA	9,340	(4.337)	—	(31)
Fox Corp.	8/29/25	BANA	1,923	(4.332)	—	(2)
					—	(242)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At May 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $842 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,925,739	—	—	4,925,739
Temporary Cash Investments	38,762	—	—	38,762
Total	4,964,501	—	—	4,964,501
Derivative Financial Instruments
Liabilities
Swap Contracts	—	(242)	—	(242)